Lease Commitments (Tables) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2021	As of December 31, 2020
	(Audited)	(Audited)
	$	$
Within 1 year	259,195	183,990
After 1 year but within 5 years	188,729	-
Total lease payments	447,924	183,990

Less: imputed interest	(17,607)	(6,349)
Total lease obligations	430,317	177,641
Less: current obligations	248,942	(177,641)
Long-term lease obligations	181,375	-

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of December 31, 2020	As of December 31, 2019
	(Audited)	(Audited)
	$	$
Within 1 year	183,990	113,291
After 1 year but within 5 years	-	171,630
Total lease payments	183,990	284,921

Less: imputed interest	(6,349)	(16,318)
Total lease obligations	177,641	268,603
Less: current obligations	(177,641)	(102,159)
Long-term lease obligations	-	166,444

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Schedule of Future Minimum Payments of Operating Leases

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

	As of June 30, 2020	As of December 31, 2019
	(Unaudited)	(Audited)
	$	$

Within 1 year	113,291	113,291
After 1 year but within 5 years	122,732	171,630
Total lease payments	236,023	284,921

Less: imputed interest	(21,076)	(16,318)
Total lease obligations	214,947	268,603
Less: current obligations	(102,902)	(102,159)
Long-term lease obligations	112,045	166,444

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2019 (Audited)
$

Within 1 year	113,291
After 1 year but within 5 years	171,630
Total lease payments	284,921

Less: imputed interest	(16,318)
Total lease obligations	268,603
Less: current obligations	(102,159)
Long-term lease obligations	166,444